Restricted Deposits (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Restricted Deposits [Line Items]
Total Restricted Deposits		₩ 1,295,758	₩ 1,173,068
Cash and Cash Equivalents
Restricted Deposits [Line Items]
Escrow accounts		544	0
Deposits for government project		5,066	9,287
Collateral provided for borrowings		117,747	63,198
Collateral provided for lawsuit		42	3
Deposits for transmission regional support program		5,469	3,002
Total Restricted Deposits		128,868	75,490
Short-term financial instruments
Restricted Deposits [Line Items]
Restriction on withdrawal related to 'win-win growth program' for small and medium enterprises		109,000	93,000
Total Restricted Deposits		109,000	93,000
Current financial assets at fair value through profit or loss
Restricted Deposits [Line Items]
Decommissioning costs of nuclear power plants		0	0
Total Restricted Deposits		0	0
Non-Current financial assets at fair value through profit or loss
Restricted Deposits [Line Items]
Decommissioning costs of nuclear power plants		577,481	541,969
Total Restricted Deposits		577,481	541,969
Long-term financial instruments
Restricted Deposits [Line Items]
Escrow accounts		76	74
Collateral provided for borrowings		11,745	11,745
Decommissioning costs of nuclear power plants		258,282	250,464
Guarantee deposits for banking accounts at oversea branches		306	326
Funds for developing small and medium enterprises	[1]	210,000	200,000
Total Restricted Deposits		₩ 480,409	₩ 462,609

[1]	Deposits for small and medium enterprise at the Industrial Bank of Korea (IBK) and others for construction of Bitgaram Energy Valley and support for high potential businesses as of December 31, 2019 and 2020.